Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 689.1